Trade and other payables (Details - Trade and other payables) - EUR (€)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Trade payables	€ 17,174	€ 2,952
Accruals	71,337	6,000	€ 0
Other payables	0	30,804
Trade and other payables	€ 88,511	€ 39,756